Risk Management - Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued expenses	$ 536,792	$ 341,828
Bonus payable to related parties	102,988	58,702
Lease liabilities	11,730,444	8,165,490	$ 6,244,222
Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	2,289,432	1,065,104
Accounts payable and accrued expenses	536,792	341,828
Suppliers	11,428,037	8,835,875
Bonus payable to related parties	102,988	58,702
Lease liabilities	24,371,389	16,522,065
Total	38,728,638	26,823,574
Up to 1 year | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	2,134,607	948,408
Accounts payable and accrued expenses	536,792	341,828
Suppliers	11,428,037	8,835,875
Bonus payable to related parties	102,988	58,702
Lease liabilities	2,468,489	1,800,536
Total	16,670,913	11,985,349
More than 1 and up to 3 Years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	154,825	116,696
Lease liabilities	6,523,018	3,188,993
Total	6,677,843	3,305,689
Over 3 and up to 5 Years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	3,665,698	2,770,943
Total	3,665,698	2,770,943
More than 5 years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	11,714,184	8,761,593
Total	$ 11,714,184	$ 8,761,593